Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 72,334,000	$ 72,334,000	$ 72,334,000	$ 72,334,000
Amortization of intangibles	0	0	337,000
Goodwill And Finite Lived Intangible Assets	72,334,000	72,334,000	72,334,000	72,671,000
Core deposits
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets Amortization	0	0	337,000
Other Intangible Assets, Net	$ 0	$ 0	$ 0	$ 337,000